Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (51,283,196)	$ (31,590,582)	$ (16,971,289)
Adjustments for:
Depreciation expenses	327,632	279,660	295,072
Amortization expenses	4,120	2,564	2,685
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss	(133,139)	(488,255)	(78,038)
Finance costs	3,675,689	1,860,954	1,247,331
Interest income	(1,312)	(219)	(592)
Interest income from money market fund	(353,145)
Gain on dilution of subsidiary and recognition of associate		(2,307,735)
Share of loss of associates accounted for using equity method	436,032	405,712
Compensation costs recognized of share-based payment transactions and long-term incentive plan	1,976,760	2,193,367	345,836
Gain on disposal of property, plant and equipment	(1,172)		(968)
Unrealized loss/(gain) on foreign exchange, net	88,866	(230,619)	206,457
Gain on lease termination	(14,115)
Interest accretion income on short-term investment, net of management fee	(87,493)
Others	50,109
Changes in operating assets and liabilities
Increase in other assets	(357,724)	(2,490,143)	(971,126)
Increase in trade payables	9,667,699	797,228	447,715
(Decrease) Increase in other payables	41,545	(2,157,966)	425,825
Decrease in other current labilities		(269,735)
Cash used in operations	(35,962,844)	(33,995,769)	(15,051,092)
Interest received	1,312	219	592
Interest paid	(2,338,715)		(2,490)
Income tax paid	(105,000)
Net cash used in operating activities	(38,405,247)	(33,995,550)	(15,052,990)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(27,111)	(36,448)	(5,056)
Proceeds from disposal of property, plant and equipment	1,172		1,214
Payments for intangible assets		(12,360)
Decrease in refundable deposits		20,653	4,769
Interest income from money market fund	353,145
Purchase of short-term investments	(16,512,507)
Proceeds from maturities of short-term investments	16,600,000
Net cash generated from/(used in) investing activities	414,699	(28,155)	927
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	5,000,000	20,000,000
Repayment on long-term borrowings		(7,784,087)
Repayment of the principal portion of lease liabilities	(262,798)	(353,649)	(202,605)
Repayment of the interest portion of lease liabilities	(12,544)	(21,510)	(37,935)
Proceeds from exercise of employee share options		1,047,510
Proceeds from new shares issued		101,555,708	7,643,240
Payments for transaction costs attributable to the issuance of ordinary shares		(4,576,671)	(229,297)
Net cash generated from financing activities	4,724,658	109,867,301	7,173,403
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(33,265,890)	75,843,596	(7,878,660)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	90,167,967	14,324,371	22,203,031
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 56,902,077	$ 90,167,967	$ 14,324,371
Supplemental disclosure of cash flow information and non-cash transactions:
Ratio of ordinary shares on non-cash equity transaction | Rate	5
Change in ratio of ordinary shares on non-cash equity transaction | Rate	25